Cash generated by operating activities (Tables)	12 Months Ended
Jun. 30, 2023
Cash generated by operating activities
Schedule of cash generated by operating activities

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	28	56 587	67 674	52 268
Decrease/(increase) in working capital	25	8 050	(11 536)	(7 154)
		64 637	56 138	45 114